Expense Example	Oct. 31, 2025 USD ($)
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
EA Bridgeway Omni Small-Cap Value ETF | EA Bridgeway Omni Small-Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567